Investments accounted for using the equity method	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Investments accounted for using the equity method
31    Investments accounted for using the equity method
Significant interests in equity accounted investments of the Group are those with the most significant contribution to the Group’s net profit or net assets. The Group’s ownership interest in significant equity accounted investments results are listed in the table below. For a list of the Group’s associates and joint ventures, refer to Exhibit 8.1 – List of Subsidiaries.

Significant associates and joint ventures	Country of incorporation/ principal place of business	Associate or joint venture	Principal activity	Reporting date	Ownership interest
					2023%	2022%
Compañía Minera Antamina S.A. (Antamina)	Peru	Associate	Copper and zinc mining	31 December	33.75	33.75
Samarco Mineração S.A. (Samarco)	Brazil	Joint venture	Iron ore mining	31 December	50.00	50.00
Voting in relation to relevant activities in Antamina, determined to be the approval of the operating and capital budgets, does not require unanimous consent of all participants to the arrangement, therefore joint control does not exist. Instead, because the Group has the power to participate in the financial and operating policies of the investee, this investment is accounted for as an associate.
Samarco is jointly owned by BHP Billiton Brasil Ltda (BHP Brasil) and Vale S.A. (Vale). As the Samarco entity has the rights to the assets and obligations to the liabilities relating to the joint arrangement and not its owners, this investment is accounted for as a joint venture.
The Group is restricted in its ability to make dividend payments from its investments in associates and joint ventures as any such payments require the approval of all investors in the associates and joint ventures. The ownership interest at the Group’s and the associates’ or joint ventures’ reporting dates are the same. When the annual financial reporting date is different to the Group’s, financial information is obtained as at 30 June in order to report on an annual basis consistent with the Group’s reporting date.
The movement for the year in the Group’s investments accounted for using the equity method is as follows:

Year ended 30 June 2023 US$M	Investment in associates	Investment in joint ventures	Total equity accounted investments
At the beginning of the financial year	1,420	–	1,420
Profit/(loss) from equity accounted investments, related impairments and expenses 1	379	215	594
Investment in equity accounted investments	149	–	149
Dividends received from equity accounted investments	(328)	–	(328)
Other 1	–	(215)	(215)

At the end of the financial year	1,620	–	1,620

1
Represents financial impacts of Samarco dam failure in the Group’s loss from equity accounted investments, related impairments and expenses. Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

The following table summarises the financial information relating to each of the Group’s significant equity accounted investments. BHP Brasil’s 50 per cent portion of Samarco’s commitments, for which BHP Brasil has no funding obligation, is US$500 million (2022: US$350 million).

	Associates		Joint ventures
2023 US$M	Antamina	Individually immaterial 1	Samarco 2		Individually immaterial	Total

Current assets	1,519		537	3
Non-current assets	5,670		5,739
Current liabilities	(774)		(11,167	) 4
Non-current liabilities	(1,944)		(10,614)

Net assets/(liabilities) – 100%	4,471		(15,505)

Net assets/(liabilities) – Group share	1,509		(7,753)
Adjustments to net assets related to accounting policy adjustments	(79)		291	5
Investment in Samarco	–		516	6
Impairment of the carrying value of the investment in Samarco	–		(1,041	) 7
Additional share of Samarco losses	–		6,034	8
Unrecognised losses	–		1,953	9

Carrying amount of investments accounted for using the equity method	1,430	190	–		–	1,620

Revenue – 100%	4,350		1,554
Profit/(loss) from Continuing operations – 100%	1,571		(3,018	) 10

Share of profit/(loss) of equity accounted investments	530		(1,509)
Adjustments to share of profit/(loss) related to accounting policy adjustments	(79)		23	1 1
Impairment of the carrying value of the investment in Samarco	–		–
Additional share of Samarco losses	–		452
Fair value change on forward exchange derivatives	–		471
Unrecognised losses	–		778	9

Profit/(loss) from equity accounted investments, related impairments and expenses	451	(72)	215		–	594

Comprehensive income – 100%	1,571		(3,018)

Share of comprehensive income/(loss) – Group share in equity accounted investments	451	(72)	215		–	594

Dividends received from equity accounted investments	327	1	–		–	328

	Associates		Joint ventures
2022 US$M	Antamina	Individually immaterial 1	Samarco 2		Individually immaterial	Total
Current assets	1,275		499	3
Non-current assets	5,293		5,717
Current liabilities	(847)		(10,830	) 4
Non-current liabilities	(1,851)		(7,873)

Net assets/(liabilities) – 100%	3,870		(12,487)

Net assets/(liabilities) – Group share	1,306		(6,244)
Adjustments to net assets related to accounting policy adjustments	–		268	5
Investment in Samarco	–		516	6
Impairment of the carrying value of the investment in Samarco	–		(1,041	) 7
Additional share of Samarco losses	–		5,326
Unrecognised losses	–		1,175	9

Carrying amount of investments accounted for using the equity method	1,306	114	–		–	1,420

Revenue – 100%	5,264		1,670
Profit/(loss) from Continuing operations – 100%	2,133		(528	) 10

Share of profit/(loss) of equity accounted investments	720		(276	) 11
Impairment of the carrying value of the investment in Samarco	–		–
Additional share of Samarco losses	–		290
Fair value change on forward exchange derivatives	–		(81)
Unrecognised losses	–		(609	) 9

Profit/(loss) from equity accounted investments, related impairments and expenses	720	(63)	(676)		–	(19)

Comprehensive income – 100%	2,133		(528)

Share of comprehensive income/(loss) – Group share in equity accounted investments	720	(63)	(676)		–	(19)

Dividends received from equity accounted investments	776	11	–		–	787

	Associates			Joint ventures
2021 US$M	Antamina	Cerrejón	Individually immaterial	Samarco 2		Individually immaterial	Total

Revenue – 100%	4,822	844		814
Profit/(loss) from Continuing operations – 100%	1,847	(43)		(2,202	) 10

Share of profit/(loss) of equity accounted investments	623	(14)		(1,076	) 11
Impairment of the carrying value of the investment in Cerrejón	–	(466)		–
Impairment of the carrying value of the investment in Samarco	–	–		(111	) 7
Additional share of Samarco losses	–	–		85
Fair value change on forward exchange derivatives	–	–		136
Unrecognised losses	–	–		(24	) 9

Profit/(loss) from equity accounted investments, related impairments and expenses	623	(480)	(68)	(990)		–	(915)

Comprehensive income/(loss) – 100%	1,847	(43)		(2,202)

Share of comprehensive income/(loss) – Group share in equity accounted investments	623	(480)	(68)	(990)		–	(915)

Dividends received from equity accounted investments	714	13	10	–		–	737

1
The unrecognised share of gain for the period was US$76 million (2022: unrecognised share of gain for the period was US$16 million), which decreased the cumulative losses to US$141 million (2022: decrease to US$217 million).

2
Refer to note 4 ‘Significant events – Samarco dam failure’ for further information regarding the financial impact of the Samarco dam failure which occurred in November 2015 on BHP Brasil’s share of Samarco’s losses.

3	Includes cash and cash equivalents of US$138 million (2022: US$106 million).

4	Includes current financial liabilities (excluding trade and other payables and provisions) of US$7,154 million (2022: US$6,837 million).

5	Relates mainly to dividends declared by Samarco that remain unpaid at balance date and which, in accordance with the Group’s accounting policy, are recognised when received not receivable.

6
Working capital funding provided to Samarco during the period is capitalised as part of the Group’s investments in joint ventures and disclosed as an impairment included within the Samarco impairment expense line item.

7
In the year ended 30 June 2016 BHP Brasil adjusted its investment in Samarco to US$ nil (resulting from US$(655) million share of loss from Samarco and US$(525) million impairment). Additional cumulative impairment losses relating to working capital funding of US$(516) million have also been recognised.

8
BHP Brasil has recognised accumulated additional share of Samarco losses of US$(6,034) million resulting from US$(4,795) million provisions relating to the Samarco dam failure, including US$(1,239) million recognised as net finance costs.

9	Share of Samarco’s losses for which BHP Brasil does not have an obligation to fund.

10
Includes depreciation and amortisation of US$144 million (2022: US$205 million; 2021: US$154 million), interest income of US$42 million (2022: US$19 million; 2021: US$1 million), interest expense of US$1,384 million (2022: US$628 million; 2021: US$492 million) and income tax (expense)/benefit of US$(213) million (2022: US$(7) million; 2021: US$(303) million).

11	Includes accounting policy adjustments mainly related to the removal of foreign exchange gains on excluded dividends payable.